Schedule of Investments
(unaudited)
November 30, 2024
iShares
®
Short Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.62%
(a) (b) (c)
................ 395,118,885 $ 395,118,885
Total Money Market Funds — 2 .1%
(Cost: $ 395,118,885 ) .............................. 395,118,885
Par (000)
Pa r (000)
U.S. Treasury Obligations — 99.7%
U.S. Treasury Bills
(d)
5.22% , 12/05/24
(e)
................. USD 243,189 243,099,022
4.67% , 12/10/24 .................. 542,884 542,338,506
5.22% , 12/12/24
(e)
................. 634,006 633,212,045
4.68% , 12/17/24 .................. 601,635 600,497,657
4.72% , 12/24/24 .................. 452,784 451,524,907
4.79% , 12/26/24 .................. 497,375 495,872,429
4.92% , 12/31/24 .................. 194,538 193,826,818
5.17% , 01/02/25 .................. 967,398 963,649,251
4.56% , 01/07/25 .................. 680,907 677,867,049
5.02% , 01/09/25 .................. 480,603 478,324,857
4.77% , 01/14/25 .................. 719,439 715,597,053
4.68% , 01/16/25 .................. 740,165 736,020,448
4.51% , 01/21/25 .................. 347,919 345,764,234
4.78% , 01/23/25 .................. 1,002,452 996,051,508
4.49% , 01/28/25 .................. 480,952 477,559,882
4.62% , 01/30/25 .................. 651,537 646,777,393
4.78% , 02/13/25 .................. 885,128 877,239,814
4.48% , 02/18/25
(e)
................. 113,820 112,748,776
4.80% , 02/20/25 .................. 564,069 558,573,001
4.51% , 02/25/25 .................. 411,078 406,831,226
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.77% , 02/27/25 .................. USD 437,702 $ 433,064,429
4.73% , 03/06/25 .................. 241,263 238,512,908
4.43% , 03/18/25 .................. 255,624 252,349,883
4.99% , 03/20/25 .................. 24,863 24,539,672
4.44% , 03/25/25 .................. 298,336 294,253,302
4.31% , 04/03/25
(e)
................. 577,431 568,958,429
4.40% , 04/10/25 .................. 492,792 485,158,036
4.91% , 04/17/25 .................. 747,016 734,832,144
4.41% , 04/24/25 .................. 608,086 597,681,829
4.42% , 05/01/25 .................. 152,637 149,899,074
4.68% , 05/15/25 .................. 902,169 884,599,063
4.41% , 05/22/25 .................. 302,220 296,075,476
4.92% , 07/10/25 .................. 153,694 149,767,681
4.43% , 08/07/25 .................. 438,040 425,441,483
4.32% , 09/04/25 .................. 289,491 280,232,450
3.94% , 10/02/25 .................. 575,102 555,024,747
4.28% , 10/30/25 .................. 508,849 489,577,964
4.38% , 11/28/25 .................. 518,830 497,628,567
Total U.S. Treasury Obligations — 99 .7%
(Cost: $ 18,503,996,299 ) ............................ 18,510,973,013
Total Short-Term Securities — 101.8%
(Cost: $ 18,899,115,184 ) ............................ 18,906,091,898
Total Investments — 101 .8%
(Cost: $ 18,899,115,184 ) ............................ 18,906,091,898
Liabilities in Excess of Other Assets — (1.8) % ............. (327,375,175)
Net Assets — 100.0% ...............................
$ 18,578,716,723
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
Shares
Held at
11/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 1,530,557,500 $ — $ (1,135,438,615)
(a)
$ — $ — $ 395,118,885 395,118,885 $ 10,790,895
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Short Treasury Bond ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Money Market Funds ...................................... $ 395,118,885 $ — $ — $ 395,118,885
U.S. Treasury Obligations ................................... — 18,510,973,013 — 18,510,973,013
$ 395,118,885 $ 18,510,973,013 $ — $ 18,906,091,898
Currency Abbreviation
USD United States Dollar